Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) director contract	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Sep. 30, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Sep. 30, 2022 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (3,401)					£ (4,479)
Surplus (deficit) in plan	£ 3,401					4,479
Number of longevity reinsurance contracts | contract	2
Percentage of current pensioner liabilities covered	75.00%
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 21,513		£ 31,899		$ 20,881	20,881
Benefits paid	1,115	£ 1,339
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(24,914)		(35,467)			(25,360)
Benefits paid	(1,115)	(1,339)
Plan assets, at fair value	(24,914)					(25,360)
Fair value of plan assets | Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Equities	0					0
Bonds	£ 0					0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies	39.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	£ 0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 694					£ 690
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%				96.00%	96.00%
Net defined benefit liability (asset)	£ (3,616)					£ (4,690)
Surplus (deficit) in plan	3,616					4,690
Benefits paid	1,075	1,299
Transfers out of the fund and contribution refunds	122	390
Defined benefit contributions paid	39	£ 1,785	955
Estimate of contributions expected to be paid to plan for next annual reporting period	22
Pension defined benefit plans | UKRF | UK | Deficit reduction contributions current year valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan				£ 2,030
Pension defined benefit plans | UKRF | UK | Deficit reduction contributions current year valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan							£ (1,970)
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool	9,000
Pension defined benefit plans | UKRF | UK | Longevity reinsurance contracts
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, at fair value	£ (131)					£ (123)
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases					(0.20%)	(0.20%)
Assumption for future mortality improvements, percentage	1.25%				1.25%	1.25%
Pension defined benefit plans | UKRF | UK | Bottom of range | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 20,618		30,859			£ 19,990
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	12 years	13 years
Duration of expected benefits are projected to be paid out (in excess)	50 years
Benefits paid	£ 1,075	£ 1,299
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	35.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	20.00%
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (24,234)		£ (34,678)			(24,680)
Benefits paid	(1,075)	£ (1,299)
Plan assets, at fair value	(24,234)					(24,680)
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	201					£ 201
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	32
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 293